Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Segment Reporting Information
The following tables include results for the Partnership’s segments for the periods presented in these unaudited consolidated financial statements.

	Three Months Ended September 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Voyage revenues	133,754	12,823	146,577	138,953	9,982	148,935
Voyage expenses	(1,778)	(5,443)	(7,221)	(427)	(3,523)	(3,950)
Vessel operating expenses	(25,326)	(5,100)	(30,426)	(25,871)	(4,771)	(30,642)
Time-charter hire expenses	(5,665)	—	(5,665)	(5,980)	—	(5,980)
Depreciation and amortization	(31,294)	(1,708)	(33,002)	(30,658)	(1,943)	(32,601)
General and administrative expenses(i)	(11,691)	(928)	(12,619)	(5,704)	(461)	(6,165)
Income (loss) from vessel operations	58,000	(356)	57,644	70,313	(716)	69,597
Equity income	35,241	3,997	39,238	22,674	1,672	24,346

	Nine Months Ended September 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Voyage revenues	411,934	36,214	448,148	409,345	27,682	437,027
Voyage expenses	(4,748)	(16,016)	(20,764)	(2,262)	(9,334)	(11,596)
Vessel operating expenses	(78,169)	(14,882)	(93,051)	(72,562)	(12,591)	(85,153)
Time-charter hire expenses	(17,382)	—	(17,382)	(17,270)	—	(17,270)
Depreciation and amortization	(92,186)	(5,067)	(97,253)	(91,816)	(5,053)	(96,869)
General and administrative expenses(i)	(24,562)	(2,145)	(26,707)	(18,708)	(1,507)	(20,215)
Write-down of vessels	—	—	—	—	(45,000)	(45,000)
Income (loss) from vessel operations	194,887	(1,896)	192,991	206,727	(45,803)	160,924
Equity income	94,180	11,514	105,694	50,651	6,223	56,874
(i)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

	September 30, 2021	December 31, 2020
	$	$
Total assets of the LNG segment	4,441,653	4,395,336
Total assets of the LPG segment	248,047	246,982
Unallocated:
Cash and cash equivalents	109,596	206,762
Advances to affiliates	14,664	4,924
Consolidated total assets	4,813,960	4,854,004